PRIVATE PLACEMENT (Details Narrative)	5 Months Ended
Sep. 30, 2025 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	255,829
Price per share	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	264,829
Price per share	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 10.00